UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03657

DWS State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2012 (Unaudited)

DWS California Tax-Free Income Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 94.9%
California 91.3%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017, INS: AGMC	1,455,000	1,251,009
Series C, Zero Coupon, 9/1/2018, INS: AGMC	1,000,000	817,110
Series C, 6.0%, 9/1/2014, INS: AGMC	1,000,000	1,108,230
Series C, 6.0%, 9/1/2016, INS: AGMC	1,000,000	1,127,070
Series A, 6.0%, 9/1/2024, INS: AGMC	3,500,000	4,355,505
Anaheim, CA, Redevelopment Agency Tax Allocation, Merged Redevelopment Project Area, Series A, 5.0%, 2/1/2025, INS: AGMC	5,000,000	5,355,950
Benicia, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 8/1/2017, INS: FGIC, NATL	1,735,000	1,530,114
Series A, Zero Coupon, 8/1/2018, INS: FGIC, NATL	1,510,000	1,271,526
Big Bear Lake, CA, Water Revenue:
6.0%, 4/1/2015, INS: NATL	2,625,000	2,789,771
6.0%, 4/1/2022, INS: NATL	13,500,000	16,060,140
Brentwood, CA, Infrastructure Financing Authority, Water Revenue, 5.75%, 7/1/2038	2,000,000	2,245,160
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019, INS: AMBAC	4,000,000	3,113,440
California, Center Unified School District, Series C, Zero Coupon, 9/1/2014, INS: NATL	2,240,000	2,163,571
California, Educational Facilities Authority Revenue, Pitzer College, 6.0%, 4/1/2040	10,000,000	11,665,800
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2045, INS: AGC	5,000,000	5,099,650
California, Health Facilities Finance Authority Revenue, Kaiser Permanente, Series A, Zero Coupon, 10/1/2012, INS: AMBAC	4,900,000	4,888,044
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	4,000,000	4,664,720
California, Health Facilities Financing Authority Revenue, Providence Health & Services:
Series B, 5.5%, 10/1/2039	2,500,000	2,818,225
Series C, 6.5%, 10/1/2033	2,000,000	2,395,200
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,938,476
California, Higher Education Revenue, Educational Facilities Authority, University of San Diego, Zero Coupon, 10/1/2014, INS: AMBAC	1,470,000	1,408,010
California, Infrastructure & Economic Development Bank Revenue, California Independent Systems Operator Corp., Series A, 6.25%, 2/1/2039	5,200,000	5,724,576
California, Los Rios Community College District, Election of 2008, Series A, 5.0%, 8/1/2035	10,000,000	11,219,300
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	6,820,000	8,901,259
California, Marin Water District Financing Authority Revenue:
Series A, 5.0%, 7/1/2035	2,830,000	3,172,034
Series A, 5.0%, 7/1/2040	9,675,000	10,721,158
California, Napa Valley Unified School District, Election of 2006:
Series A, Zero Coupon, 8/1/2027	2,340,000	1,208,423
Series A, Zero Coupon, 8/1/2028	2,745,000	1,323,227
Series A, Zero Coupon, 8/1/2029	3,390,000	1,543,772
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, 7.2%, 8/1/2039	10,000,000	11,462,000
California, Senior Care Revenue, Statewide Community Development Authority, ETM, 5.6%, 11/15/2013	1,000,000	1,032,620
California, Single Family Housing Revenue, Mortgage Finance Authority, Series B, AMT, 7.3%, 6/1/2031	15,000	15,423
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.0%, 9/1/2036	5,000,000	5,496,500
California, State Department of Water Resources Revenue, Center Valley Project, Water Systems:
Series AJ, 5.0%, 12/1/2035	10,690,000	12,518,204
Series AH, 5.25%, 12/1/2035	1,555,000	1,836,890
California, State General Obligation:
5.0%, 2/1/2033	12,000,000	13,262,640
5.25%, 9/1/2030	10,000,000	11,452,900
5.25%, 9/1/2032	4,000,000	4,537,000
5.25%, 10/1/2032	15,000,000	17,029,200
6.25%, 11/1/2034	10,000,000	12,105,700
6.5%, 4/1/2033	14,610,000	17,792,789
California, State General Obligation, Various Purposes:
5.25%, 4/1/2035	8,000,000	8,989,360
6.0%, 4/1/2038	7,450,000	8,698,471
6.0%, 11/1/2039	10,000,000	11,795,500
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series C, 0.12% *, 3/1/2047, LOC: Bank of Montreal	7,500,000	7,500,000
Series B, 0.16% *, 3/1/2047, LOC: Bank of Montreal	825,000	825,000
California, State Health Facilities Financing Authority Revenue, Scripps Health, Series A, 5.0%, 11/15/2032	1,000,000	1,123,710
California, State Kindergarten, Series A1, 0.17% *, 5/1/2034, LOC: Citibank NA & California State Teacher's Retirement System	4,300,000	4,300,000
California, State Public Works Board, Lease Revenue, Capital Projects:
Series G-1, 5.75%, 10/1/2030	5,500,000	6,322,800
Series I-1, 6.375%, 11/1/2034	3,000,000	3,598,050
California, State Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2022	2,600,000	2,795,598
California, State University Revenue:
Series A, 5.0%, 11/1/2037	8,000,000	8,810,320
Series A, 5.25%, 11/1/2038	6,500,000	7,258,745
California, Statewide Communities Development Authority Revenue, American Baptist Homes West, 6.25%, 10/1/2039, GTY: American Baptist Foundation	7,000,000	7,497,840
California, Statewide Communities Development Authority Revenue, Certificates of Participation, Cedars-Sinai Medical Center, 6.5%, 8/1/2012	1,565,000	1,575,626
California, Statewide Communities Development Authority Revenue, Cottage Health Obligation Group, 5.25%, 11/1/2030	6,000,000	6,752,580
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation Hospitals, Series A, 5.0%, 4/1/2042	10,000,000	10,835,500
California, Statewide Communities Development Authority Revenue, Sutter Health, Series A, 6.0%, 8/15/2042	10,340,000	12,246,282
California, Statewide Communities Development Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2041	10,000,000	10,945,300
California, Western Municipal Water District Facilities Authority Revenue, Series B, 5.0%, 10/1/2039	19,155,000	21,082,951
Carlsbad, CA, School District General Obligation, Unified School District, Zero Coupon, 11/1/2018, INS: FGIC, NATL	3,050,000	2,603,511
Carson, CA, Redevelopment Housing Agency, Tax Allocation, Series A, 5.25%, 10/1/2036	2,710,000	2,806,883
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	2,365,000	3,093,184
Corona, CA, Sales & Tax Revenue, Community Facilities District, Series 90-1-A, 5.5%, 9/1/2015, INS: NATL	9,240,000	10,114,843
Corona-Norco, CA, Sales & Tax Revenue, Unified School District Public Financing Authority, Series A, 5.75%, 9/1/2014, INS: NATL	1,055,000	1,058,355
Dry Creek, CA, School District General Obligation, Joint Elementary School District:
Series A, Zero Coupon, 8/1/2021, INS: AGMC	1,920,000	1,404,115
Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	970,843
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037, INS: AMBAC	10,000,000	11,143,800
Encinitas, CA, State General Obligation, Unified School District, Zero Coupon, 8/1/2017, INS: NATL	4,000,000	3,549,320
Escondido, CA, School District General Obligation, Unified High School District:
Zero Coupon, 5/1/2015, INS: NATL	3,165,000	2,969,846
Zero Coupon, 5/1/2016, INS: NATL	3,335,000	3,037,251
ETM, Zero Coupon, 11/1/2017, INS: NATL	5,500,000	5,201,735
Zero Coupon, 11/1/2018, INS: NATL	4,605,000	3,770,067
ETM, Zero Coupon, 11/1/2020, INS: NATL	7,000,000	5,992,980
Foothill, CA:
ETM, Zero Coupon, 1/1/2018, INS: AGMC, Radian	10,000,000	9,340,900
ETM, Zero Coupon, 1/1/2020, INS: AGMC, Radian	10,000,000	8,778,700
Foothill, CA, Toll Road Revenue, Eastern Corridor Agency:
Zero Coupon, 1/15/2017, INS: NATL	5,975,000	4,623,395
Zero Coupon, 1/15/2018, INS: NATL	6,250,000	4,569,813
Zero Coupon, 1/15/2025	10,000,000	4,730,100
5.8%, 1/15/2020, INS: NATL	6,500,000	6,649,825
5.875%, 1/15/2026	5,000,000	5,111,200
Foothill-De Anza Community College District, CA, Series C, 5.0%, 8/1/2040	7,555,000	8,579,458
Foothill-De Anza Community College District, CA, Capital Appreciation, Zero Coupon, 8/1/2016, INS: NATL	4,755,000	4,494,093
Fresno, CA, School District General Obligation, Unified School District, Series C, 5.9%, 2/1/2017, INS: NATL	1,760,000	2,048,693
Healdsburg, CA, School District General Obligation, Unified School District, Zero Coupon, 7/15/2014, INS: FGIC, NATL	400,000	387,204
Las Virgenes, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 11/1/2013, INS: NATL	2,150,000	2,133,660
Long Beach, CA, Unified School District, 5.0%, 8/1/2032	5,245,000	6,002,273
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,573,500
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	15,000,000	16,621,800
Los Angeles, CA, Department of Water & Power, Waterworks Revenue:
Series A, 5.0%, 7/1/2036 (a)	2,500,000	2,844,700
Series A, 5.0%, 7/1/2041	2,500,000	2,782,750
Los Angeles, CA, Pollution Control Revenue, 6.0%, 6/1/2021, INS: FGIC, NATL	2,000,000	2,698,620
Los Angeles, CA, Unified School District, Series F, 5.0%, 1/1/2034	7,540,000	8,381,313
Lucia Mar, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2016, INS: FGIC, NATL	1,000,000	917,390
Merced, CA, School District General Obligation, High School District:
Series A, Zero Coupon, 8/1/2014, INS: FGIC, NATL	2,045,000	1,990,010
Series A, Zero Coupon, 8/1/2015, INS: FGIC, NATL	2,090,000	1,972,793
Series A, Zero Coupon, 8/1/2016, INS: FGIC, NATL	2,140,000	1,963,215
Modesto, CA, General Obligation Lease, Community Project, Series A, 5.6%, 11/1/2014, INS: AMBAC	1,055,000	1,121,243
Mount Diablo, CA, Unified School District, Election of 2010, Series E, 5.0%, 6/1/2037 (a)	4,000,000	4,361,160
Murrieta Valley, CA, General Obligation, Unified School District:
Series A, Zero Coupon, 9/1/2016, INS: FGIC, NATL	2,500,000	2,265,775
5.0%, 9/1/2026, INS: AGMC	3,155,000	3,517,352
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	247,391
Northern California, Power Agency, Hydroelectric Project No. 1, Series A, 5.0%, 7/1/2031	1,100,000	1,245,640
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue, Coliseum Project, Series C-1, 0.15% *, 2/1/2025, LOC: Bank of New York Mellon & California State Teacher's Retirement System	1,100,000	1,100,000
Otay, CA, Water District Corp., Capital Projects, Certificates of Participation, 0.16% *, 9/1/2026, LOC: Union Bank NA	2,190,000	2,190,000
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019, INS: AGMC	1,420,000	1,147,232
Pittsburg, CA, Redevelopment Agency Tax Allocation, Los Medanos Community Project, Series A, 6.5%, 9/1/2028	10,000,000	10,818,000
Port of Oakland, CA, Series 0, AMT, 5.125%, 5/1/2030	1,500,000	1,600,530
Rancho, CA, Water District Financing Authority Revenue, Series A, 5.0%, 8/1/2027, INS: FGIC	5,000,000	5,724,250
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017, INS: FGIC, NATL	1,635,000	1,441,923
Riverside County, CA, Hospital & Healthcare Revenue, Asset Leasing Corp.:
Zero Coupon, 6/1/2015, INS: NATL	1,750,000	1,629,653
Zero Coupon, 6/1/2016, INS: NATL	2,395,000	2,163,475
Sacramento County, CA, Airport Systems Revenue, Series B, 5.75%, 7/1/2039	2,500,000	2,825,450
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41, Series B, 0.897% **, 6/1/2039, INS: FGIC, NATL	10,000,000	6,260,700
Sacramento, CA, Electric Revenue, Municipal Utility District:
Series U, 5.0%, 8/15/2026, INS: AGMC	2,615,000	2,969,045
Series G, 6.5%, 9/1/2013, INS: NATL	675,000	696,695
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2028, INS: AGMC	2,045,000	2,303,917
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020, INS: AMBAC	5,000,000	5,783,900
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016, INS: NATL	2,685,000	2,329,157
Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School District, Public Financing Authority:
Series A, 6.0%, 9/1/2013, INS: AGMC	1,000,000	1,061,390
Series A, 6.0%, 9/1/2014, INS: AGMC	2,195,000	2,425,826
Series A, 6.0%, 9/1/2015, INS: AGMC	1,000,000	1,146,380
San Bernardino, CA, County General Obligation, Medical Center Financing Project, 5.5%, 8/1/2017, INS: NATL	3,130,000	3,292,103
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2017, INS: AGMC	1,000,000	895,530
Zero Coupon, 8/1/2019, INS: AGMC	1,100,000	909,128
San Diego County, CA, Certificates of Participation, County Administration Center Waterfront Park, 5.125%, 2/1/2042	5,000,000	5,459,950
San Diego County, CA, Regional Airport Authority Revenue, Series A, 5.0%, 7/1/2040	13,250,000	14,342,463
San Diego County, CA, Water Authority, Series B, 5.0%, 5/1/2031	5,000,000	5,775,050
San Diego, CA, Community College District, Election of 2002, 5.25%, 8/1/2033 (b)	10,000,000	11,598,100
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	5,000,000	5,661,100
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.25%, 5/15/2039	10,000,000	11,299,100
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2027	5,085,000	5,882,887
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 6.0%, 5/1/2039	15,000,000	17,571,750
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series B, 5.0%, 11/1/2039	12,500,000	13,961,625
Series A, 5.125%, 11/1/2039	10,400,000	11,704,888
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment, Series C, 6.75%, 8/1/2041	1,000,000	1,149,780
San Joaquin Hills, CA, Toll Road Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2015, INS: NATL	12,065,000	10,783,938
Series A, Zero Coupon, 1/15/2016, INS: NATL	3,485,000	2,852,124
Series A, Zero Coupon, 1/15/2017, INS: NATL	3,965,000	3,063,399
Series A, Zero Coupon, 1/15/2018, INS: NATL	2,640,000	1,923,689
Series A, Zero Coupon, 1/15/2019, INS: NATL	3,185,000	2,193,764
San Jose, CA, Evergreen Community College District, Election of 2010:
Series A, 5.0%, 8/1/2035	2,100,000	2,401,245
Series A, 5.0%, 8/1/2037	3,760,000	4,237,106
Series A, 5.0%, 8/1/2041	6,500,000	7,295,210
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020, INS: NATL	1,310,000	1,635,705
San Leandro, CA, Unified School District, Election of 2006, Convertible Capital Appreciation, Series C, Step-up Coupon, 0% to 8/1/2026, 7.0% to 8/1/2039, INS: AGC	30,000,000	15,812,400
San Marcos, CA, Unified School District, Election of 2010, Series A, 5.0%, 8/1/2038	12,500,000	13,737,625
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Youth Services Campus, Series A, 5.0%, 7/15/2033	3,500,000	3,754,030
San Ysidro, CA, School District General Obligation, 6.125%, 8/1/2021, INS: AMBAC	1,400,000	1,459,738
Santa Ana, CA, Other General Obligation, Police Administration & Holding Facility, Series A, 6.25%, 7/1/2024, INS: NATL	2,000,000	2,297,380
Santa Clara County, CA, Multi-Family Housing Revenue, Briarwood Apartments, Series A, 0.17% *, 12/15/2026, LOC: Fannie Mae	1,200,000	1,200,000

Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017, INS: NATL	1,005,000	1,114,816
5.5%, 9/1/2018, INS: NATL	1,060,000	1,177,395
5.6%, 9/1/2019, INS: NATL	1,115,000	1,242,567
5.6%, 9/1/2020, INS: NATL	1,180,000	1,308,856
5.65%, 9/1/2024, INS: NATL	1,445,000	1,582,925
5.65%, 9/1/2025, INS: NATL	1,520,000	1,661,102
5.65%, 9/1/2026, INS: NATL	1,605,000	1,742,773
Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority:
Series B, 7.25%, 8/1/2012, INS: NATL	3,675,000	3,709,655
Series B, 7.25%, 8/1/2013, INS: NATL	3,400,000	3,606,584
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,477,835
Santa Rosa, CA, Wastewater Revenue, Series A, 5.0%, 9/1/2033 (a)	8,000,000	9,029,360
Southern California, Electric Revenue, Public Power Authority, Transmission Project, Zero Coupon, 7/1/2015	2,000,000	1,924,960
Southern California, Metropolitan Water District:
Series C, 5.0%, 7/1/2031	5,195,000	5,976,796
Series C, 5.0%, 7/1/2035	3,000,000	3,395,580
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	1,120,000	1,406,138
Series A, ETM, 5.75%, 7/1/2021	880,000	1,062,582
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: FGIC, NATL	3,600,000	2,451,096
Temple City, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2015, INS: FGIC, NATL	1,250,000	1,179,900
Torrance, CA, Torrance Memorial Medical Center, Series A, 5.0%, 9/1/2040	2,000,000	2,102,620
Ukiah, CA, School District General Obligation, Unified School District, Zero Coupon, 8/1/2016, INS: FGIC, NATL	2,000,000	1,816,580
West Basin, CA, Municipal Water District Revenue, Series B, 5.0%, 8/1/2036	7,000,000	7,837,410

		854,622,528
Puerto Rico 3.5%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	8,000,000	8,546,560
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, 6.5%, 8/1/2044	10,000,000	11,806,500
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	10,000,000	10,274,900
Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	2,390,000	2,086,446

		32,714,406
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	875,000	901,740

Total Municipal Bonds and Notes (Cost $802,653,469)		888,238,674
Municipal Inverse Floating Rate Notes (c) 15.8%
California
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (d)	11,475,000	12,926,225
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962, 144A, 13.563%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (d)	13,870,000	15,635,675
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-3, 144A, 17.858%, 4/1/2031, Leverage Factor at purchase date: 4 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2026 (d)	17,205,000	19,393,012
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-2, 144A, 17.875%, 4/1/2026, Leverage Factor at purchase date: 4 to 1
California, State Community Center, College District, Election of 2002, Series A, 5.0%, 8/1/2026, INS: AGMC (d)	10,630,000	11,865,950
Trust: California, State Community Center, Series 2008-1154, 144A, 9.16%, 8/1/2026, Leverage Factor at purchase date: 2 to 1
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (d)	3,158,944	3,760,970
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (d)	2,257,732	2,688,008
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (d)	1,881,443	2,240,006
Trust: California, State Department of Water Resources, Water Revenue, Series 2705, 144A, 12.611%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (d)	10,420,000	11,752,822
Trust: California, University of California Revenues, Series 3368-2, 144A, 18.81%, 5/15/2039, Leverage Factor at purchase date: 4 to 1
California, University of California Revenues, Series O, 5.75%, 5/15/2034 (d)	5,000,000	5,921,100
Trust: California, University of California Revenues, Series 3368, 144A, 20.81%, 5/15/2034, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (d)	10,000,000	11,960,400
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.24%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
Los Angeles, CA, Department of Water & Power Revenue, Series A, 5.0%, 7/1/2039 (d)	10,000,000	10,976,600
Trust: Los Angeles, CA, Department of Water & Power Revenue, Series 3325, 144A, 17.78%, 7/1/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Wastewater Systems Revenue, Series A, 5.75%, 6/1/2034 (d)	10,000,000	11,847,400
Trust: Los Angeles, CA, Wastewater Systems Revenue, Series 3371-1, 144A, 20.81%, 6/1/2034, Leverage Factor at purchase date: 4 to 1
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (d)	2,137,063	2,404,877
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (d)	1,944,611	2,188,307
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.163%, 5/1/2027, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2032 (d)	10,002,999	11,434,715
Trust: San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series 3161, 144A, 13.517%, 8/1/2032, Leverage Factor at purchase date: 3 to 1
Santa Clara County, CA, San Jose Unified School District, Election of 2002, Series D, 5.0%, 8/1/2032 (d)	10,000,000	11,216,600
Trust: Santa Clara County, CA, San Jose Unified School District, Series 1158, 144A, 9.16%, 8/1/2032, Leverage Factor at purchase date: 2 to 1

Total Municipal Inverse Floating Rate Notes (Cost $130,346,127)		148,212,667

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $932,999,596) †	110.7	1,036,451,341
Other Assets and Liabilities, Net	(10.7)	(99,783,356)

Net Assets	100.0	936,667,985

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of May 31, 2012.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2012.

†
The cost for federal income tax purposes was $931,830,245.  At May 31, 2012, net unrealized appreciation for all securities based on tax cost was $104,621,096.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $108,458,172 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,837,076.

(a) When-issued security.
(b) At May 31, 2012, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(c) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(d) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.

At May 31, 2012, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

4/24/2013 4/24/2033	9,800,0001	Fixed — 2.855%	Floating — LIBOR	(715,255)	—	(715,255)
10/25/2012 10/25/2033	11,700,0001	Fixed — 3.04%	Floating — LIBOR	(1,352,267)	—	(1,352,267)
4/25/2013 4/25/2034	12,350,0001	Fixed — 2.92%	Floating — LIBOR	(1,038,355)	—	(1,038,355)
Total net unrealized on open interest rate swaps					(3,105,877)

Counterparty:
1	JPMorgan Chase Securities, Inc.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(e)	$—	$1,036,451,341	$—	$1,036,451,341
Total	$—	$1,036,451,341	$—	$1,036,451,341

Liabilities
Derivatives(f)	$—	$(3,105,877)	$—	$(3,105,877)
Total	$—	$(3,105,877)	$—	$(3,105,877)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2012.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized depreciation of the Fund's derivative instruments as of May 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$(3,105,877)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 24, 2012